Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Liquidity

Liquidity

In assessing liquidity, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through cash flows from operations and short-term borrowing from banks and related parties. The Company’s major customer, China Guangfa Bank, accounted for 34.8% and 77.3% of the Company’s total revenues for the years ended December 31, 2020 and 2019, respectively, of which the Company collected approximately $6.9 million and approximately $16.4 million in cash, respectively. The loss of the major customer or a reduction in usage by the major customer would adversely impact the Company’s liquidity.

Historically, the Company finances its operations through internally generated cash, short-term loans and payable from related parties. As of December 31, 2020, the Company had approximately $1.7 million in cash which primarily consists of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and are deposited with banks in China. The Company’s working capital deficit was approximately $0.2 million at December 31, 2020, approximately $1.8 million of which was deferred revenue which the Company expects to realize and the Company does not expect to make any significant refund based on historical experience. Therefore, the Company’s working capital deficit excluding deferred revenue was approximately $1.6 million. The Company will require a minimum of approximately $4.0 million over the next twelve months to operate at its current level, either from revenues or funding.

If the Company is unable to realize its assets within the normal operating cycle of a twelve (12) month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	other available sources of financing from PRC banks and other financial institutions; and

●	financial support from the Company’s related parties and shareholders.

In February 2021, the company obtained two line of credits from BOC Fullerton Bank and Shanghai Pudong Development Bank in the amount of RMB 2,000,000 (approximately $0.3 million) and RMB 3,000,000 (approximately $0.5 million) to be due in February 2024 and 2022, respectively.

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s working capital requirements and debt obligations as they become due over the next twelve (12) months.

Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprise (“WFOE”) and VIE and its subsidiaries (“VIEs”) over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment and intangible assets, software development costs, impairment of long-lived assets, allowance for doubtful accounts, revenue recognition, allowance for deferred tax assets and uncertain tax position. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Actual results could differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $494,046 and $29,325 as of December 31, 2020 and 2019, respectively. The balance sheet amounts, with the exception of equity at December 31, 2020 and 2019 were translated at 6.5250 RMB and 6.9618 RMB, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2020, 2019, and 2018 were 6.9042 RMB, 6.9081 RMB, and 6.6090 RMB to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash	Cash Cash consists of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three (3) months.
Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after thirty (30) days from payment due date. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Other receivables, net

Other receivables, net

Other receivables primarily include advances to employees and other deposits. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2020 and 2019, provision for doubtful accounts were $40,437 and $0, respectively.

Prepayments

Prepayments

Prepayments are cash deposited or advanced to suppliers for future service rendering. The amounts are refundable and bear no interest. For any advances to suppliers determined by management that such advances will not be in receipts or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2020 and 2019, no allowance for the doubtful accounts were deemed necessary.

Long-term deposits

Long-term deposits

Long-term deposits primarily included rental deposits, and deposits made by the company to customers to secure the service contract. The deposits are generally more than one year and the amounts are refundable and bear no interest. For any deposits determined by management that such deposit will not be in receipts or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews the long- term deposits on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2020 and 2019, provision for doubtful accounts were $61,609 and $0, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Electronic devices	3-5 years
Office equipment, fixtures and furniture	3-5 years
Automobile	3-5 years
Computer and network equipment	3-5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Construction-in-progress represents contractor and labor costs, design fees and inspection fees in connection with the construction of the Company’s building for a cloud computing facility in Guiyang, China, which is expected to be completed in late 2022. No depreciation is provided for construction-in-progress until it is completed and placed into service.

Intangible assets

Intangible assets

The Company’s intangible assets with definite useful lives primarily consist of licensed software, capitalized development costs, platform system, and land-use rights. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives.

Intangible assets are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Licensed software	5 years
Capitalized development cost	5 years
Platform development	5 years
Land use right	40 years

Capitalized development costs

The Company follows the provisions of ASC 350-40, “Internal Use Software”, to capitalize certain direct development costs associated with internal-used software. ASC 350-40 provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the application are capitalized if it is determined that these upgrades or enhancements add additional functionality to the application. Development costs cease capitalization upon completion of all substantial testing when the software is substantially complete and ready for its intended use and are amortized on a straight-line basis over the estimated useful life, which is generally five years. Amortization of internal-use software begins when the software is ready for its intended use. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

If, after the development of internal-use software is completed, the Company decides to market the software, proceeds received from the license of the computer software, net of direct incremental costs of marketing, such as commissions, software reproduction costs, warranty and service obligations, and installation costs, shall be applied against the carrying amount of that software. For the years ended December 31, 2020, 2019, and 2018, the Company applied nil against carrying amount of capitalized software that was subsequently sold to customers as the software were fully amortized.

Land use rights

All land in the PRC is owned by the government. However, the government grants “land use rights.” This land use rights are for 40 years and expire in 2055. The Company amortizes the land use rights over the forty-year term of the land use rights on a straight-line basis. The carrying value of the land use rights was reduced by government grant received when the conditions stipulated under the grant were fulfilled.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2020 and 2019, no impairment of long-lived assets was recognized.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist primarily of expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s initial public offering. The balance will be offset with the proceeds received after the close of the offering.

Government Grants

Government Grants

Government grants primarily consist of financial grants received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government grants of non-operating nature and with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government grants are related to acquisition of assets. The grants are recorded as “deferred government grants” included in the accrued expenses and other current liabilities line item in the consolidated balance sheets when received. Once the Company fulfills the conditions stipulated under the grant, the grant amount is deducted from the carrying amount of the asset with a corresponding reduction in the deferred government grant balance.

Noncontrolling Interests

Noncontrolling Interests

The Company’s noncontrolling interests represent the minority shareholders’ ownership interests related to the Company’s subsidiaries, including 0.05% for Infobird Anhui for the years ended December 31, 2020 and 2019, and 9.82% for Infobird Guiyang for the years ended December 31, 2020 and 2019. The Company repurchased 18.18% of noncontrolling interests in Infobird Guiyang in 2019, resulting in noncontrolling interests of 9.82% for Infobird Guiyang for the year ended December 31, 2019. Excess of payment made to noncontrolling shareholders over carrying value of the entity is recorded as reduction in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the consolidated statement of operations as allocations of the total income or loss for the year between noncontrolling interests holders and the shareholders of the Company.

Noncontrolling interests consist of the following:

	December 31,	December 31,
	2020	2019

Infobird Guiyang	$245,009	$170,623
Infobird Anhui	(781)	(140)
Total	$244,228	$170,483

Revenue recognition

Revenue recognition

The Company recognized its revenue under Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606). The Company recognizes revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services are provided to customers.

The Company’s contracts with customers generally do not include a general right of return relative to the delivered products or services.

The Company applied practical expedient when sales taxes were collected from customers, meaning sales tax is recorded net of revenue, instead of cost of revenue, which are subsequently remitted to governmental authorities and are excluded from the transaction price.

Revenues are generated from (1) customized cloud-based services, (2) standard cloud-based services, (3) BPO services, (4) software development, and (5) professional services and other.

(1) Revenue from customized cloud-based services

The Company derives its customized cloud-based revenues from subscription services which are comprised of subscription fee from granting customers’ access to the customized SaaS, voice/data plan, which includes telecommunication usage such as telephone calls and messaging that our customers can subscribe for, and technical support. The provision of customized SaaS, voice/data plan and technical support is considered as one performance obligation as the services provided are not distinct within the context of the contract whereas the customer can only obtain benefit when the services are provided together. The Company uses monthly utilization records based on number of user accounts subscribed by customers, an output measure, to recognize revenue over time as there is simultaneous consumption and delivery of services.

The Company has entered into contracts with China Guangfa Bank where the amounts charged per user account were fixed and determinable, and the specific terms of the contracts were agreed to by the Company and China Guangfa Bank. Contract performance periods are generally fifteen months, and payment terms are generally a specified percentage prepaid based on estimated usage, and the remaining to be billed monthly based on actual usage. Contracts generally do not contain significant financing components or variable consideration.

(2) Revenue from standard cloud-based services

The Company also derives its standard cloud-based revenues from subscription services which are comprised of subscription fee from granting customers access to its software through the internet. The Company’s standard cloud-based solutions represent a series of services such as calling, voice recording and technical support. These services are made available to the customer continuously throughout the contractual period, however, the extent to which the customer uses the services may vary at the customers’ discretion. The standard cloud-based services are considered to have one single performance obligation. The Company uses monthly utilization records based on number of user accounts subscribed by customers, an output measure, to recognize revenue over time as there is simultaneous consumption and delivery of services.

The Company also enters into contracts with customers where the customers pay a fixed fee to access a fixed number of user accounts over the subscription period as specified in the contracts; therefore, the customers receive and consume the benefits of the cloud services throughout the subscription period so revenue is recognized ratably over the contractual subscription period that the services are delivered, beginning on the date the service is made available to the customers.

Contract performance periods generally are one year, and pursuant to the contracts, full payments are generally collected in advance, with payment to be made within three months after execution of the contract. Contracts generally do not contain significant financing components or variable consideration.

(3) Revenue from BPO services

The Company provides BPO services to operate the call centers for its customers. Customers using these services are not permitted to take possession of the Company’s software and the contract term is for a defined period, where customers pay a monthly service fee. These services are considered as one performance obligation as the customers do not obtain benefit for each separate service. Revenues are recognized over time over contractual period using the time elapsed output method as BPO services are provided.

Contract performance periods generally are one year, and pursuant to the contracts, full payments for several months of services are generally collected in advance. Contracts generally do not contain significant financing components or variable consideration.

(4) Revenue from software development

The Company also generates revenue from development and sale of software license including (1) standard software and (2) customized software developed per customers’ specifications. Contract terms from each software development contract generally do not contain significant financing components or variable consideration.

Standard software are developed and offered as standard cloud-based services. The Company sold the license for standard software because some customers show obvious preference of software licensing over software-as-a-service, for reasons such as concerns about the safety of cloud-based services and potential higher price of subscription in total compared with one-time on-premise fee. Therefore, as part of the Company’s sales and market strategy, it offers licenses for its standard software to allow the customers to first start utilizing its products in their daily operation and then aim to evolve them to become subscribers with its standard cloud-based services to enjoy benefits of software upgrades and continued services. Licenses for standard software provide the customer with a right to use the software. Standard software licenses are typically made available to customers with immediate access to the software. The Company recognizes revenue for these standard software licenses at the point in time when the customer has access and thus control over the software.

Customized software are software developed catering to the needs of specific customers who require initial customization or development of new solutions before subscription to our cloud-based services. For example, the Company has entered into a two-stage agreement to provide services to a municipal government agency to first develop an information technology system and customize and configure its cloud call center into the IT system, and then provide cloud-based services and charge subscription fees. Because the customized software the Company developed are to solve certain business pain points in a certain scenario within or across industries, once developed, it plans to further apply them in serving other customers that share similar needs and business models. The Company aims to replicate its initial customization and development and achieve economies of scale after it delivers its products to more customers within the same industry. Contract terms are generally less than one year. The design, development, installation of the customized software are considered as one performance obligation as these promises are not separately identifiable as the customers do not obtain benefits from these services on its own. The Company’s software development service contracts are generally recognized at a point in time when customer accepted the customized software with satisfactory testing result.

Some of the contracts may require the Company to provide post contract services (“PCS”) which include upgrades, maintenance and technical support. The provision of upgrades, maintenance and technical support is considered one performance obligation because they are not distinct within the context of the contract. The nature of the promise is to stand ready to provide a single continuous integrated service throughout the contract term. As such the Company allocates the contract price between sale of software and provision of PCS using the expected cost plus margin approach which requires the Company to forecast its expected costs of satisfying the performance obligation and then add a reasonable margin for that good or service. Revenue allocated to PCS is deferred and recognized on a straight-line basis over the estimated period they are expected to be provided. For the years ended December 31, 2020, 2019 and 2018, approximately $0.3 million, $0 and $0 were allocated to PCS, respectively.

(5) Professional services and other revenues

The Company also generates revenue from data analysis services and other professional services where a separate contract is entered into with the customer when the customer needs the product or services.

The service revenue from data analysis service is recognized based on the service performed, an output measure, over the contractual period.

Other professional services consists primarily of technical consulting services. The Company recognizes revenue ratably over the contractual period as the customer simultaneously receives and consumes the benefits as the Company performs.

Contract performance periods generally range from month to month, completion of service to one year, and payment terms are generally prepaid to 30 days. Contracts generally do not contain significant financing components or variable consideration.

Contract balances

The Company records receivables related to revenue when it has an unconditional right to invoice and receive payment.

The Company invoices its customers for its services on a monthly basis. Deferred revenue consists primarily of customer billings made in advance of performance obligations being satisfied and revenue being recognized. The Company’s disaggregated revenue streams are summarized and disclosed in Note 14.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of personnel costs (including salaries, social insurance and benefits) for employees involved with the Company’s operations and product support; third party service fee including cloud and data usage, hosting fees and amortization and depreciation expenses associated with capitalized software, platform system and hardware. In addition, cost of revenues also include outsourcing contracted customer service representatives, customer surveys, contracted software development costs and allocated shared costs, primarily including facilities, information technology and security costs.

Advertising costs

Advertising costs

Advertising costs amounted to $65,059, $62,501, and 174,924 for the years ended December 31, 2020, 2019, and 2018, respectively. Advertising costs are expensed as incurred and included in selling expenses.

Operating leases

Operating leases

The Company leases office building at various locations. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term.

Research and development

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, as well as office rental, depreciation, amortization and related expenses for the Company’s research and product development team. The Company recognizes software development costs in accordance with ASC 350-40 “Software—internal use software”. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development.

The Company also follows the provisions of FASB ASC 985-20, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed (“ASC 985-20”). ASC 985-20 requires that software development costs incurred in conjunction with product development be charged to research and development expense until technological feasibility is established using either the detail design approach or working model approach. Thereafter, until the product is released for sale, software development costs should be capitalized and reported at the lower of unamortized cost or net realizable value of the related product. For the years ended December 31, 2020, 2019, and 2018, the company incurred approximately $0.1 million $0, and $0 in development cost that need to be expensed before technological feasibility achieved, respectively.

Value added taxes

Value added taxes

Revenue represents the invoiced value of service, net of value added tax (“VAT”). The VAT is based on gross sales price and VAT rates range up to 6%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company presents deferred tax assets and liabilities as noncurrent in the balance sheet based on an analysis of each taxpaying component within a jurisdiction.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2020 and 2019 are subject to examination by any applicable tax authorities.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2020, 2019 and 2018, there were no dilutive shares.

Employee benefits

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are PRC government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $805,603, $918,696, and $1,182,328 for the years ended December 31, 2020, 2019 and 2018, respectively.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption assuming the Company will remain an emerging growth company at that date. Early adoption is permitted. In September 2017, the FASB issued ASU No. 2017-13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 842 for annual reporting. A public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC adopting ASC Topic 842 for annual reporting periods beginning after December 15, 2020, and interim reporting periods within annual reporting periods beginning after December 15, 2021. ASU No. 2017-13 also amended that all components of a leveraged lease be recalculated from inception of the lease based on the revised after tax cash flows arising from the change in the tax law, including revised tax rates. The difference between the amounts originally recorded and the recalculated amounts must be included in income of the year in which the tax law is enacted. The Company has not early adopted this update and it will become effective on January 1, 2022 after FASB delayed the effective date for non-public companies with ASU 2020-05. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In July 2017, the FASB Issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815). The amendments in Part I of the Update change the reclassification analysis of certain equity-lined financial instruments (or embedded features) with down round features. The amendments in Part II of this Update re-characterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in Part II of this Update do not require any transition guidance because those amendments do not have an accounting effect. The Company has adopted this ASU on January 1, 2020 and does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning January 1, 2023 after FASB delayed the effective date for non-public companies with ASU 2019-10. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (i) public business entities for periods for which financial statements have not yet been issued and (ii) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning January 1, 2021. Early adoption was permitted, including adoption in an interim period. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification. That reduce the likelihood that the disclosure requirement would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. ASU 2020-10 is effective for the Company for annual and interim reporting periods beginning January 1, 2022. Early application of the amendments is permitted for any annual or interim period for which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.